TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
TAXES

NOTE 7 – TAXES

The current and deferred components of the income tax provision which are substantially attributable to the Company’s subsidiaries in Indonesia. Due to the unrecovered expenditures on the Company’s Kruh Block operations, there was no provision for income taxes for the six months ended June 30, 2025 and 2024, respectively.

The effective tax rate is based on expected income and statutory tax rates. For interim financial reporting, the Company estimates the annual tax rate based on projected taxable income for the full year and records an interim income tax provision in accordance with guidance on accounting for income taxes in an interim period. As the year progresses, the Company refines the estimates of the year’s taxable income as new information becomes available. The Company’s effective tax rates for the six months ended June 30, 2025 and 2024 were 0% and 0%, respectively.

The Company did not incur any interest and penalties related to potential underpaid income tax expenses.